As filed with the Securities and Exchange Commission on
                                November 26, 1997

                      Registration No. 33-________________



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. ___

                        POST-EFFECTIVE AMENDMENT NO. ___

                        (Check appropriate box or boxes)
                         ------------------------------

                             IMG MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                2203 GRAND AVENUE
                           DES MOINES, IOWA 50312-5338
                    (Address of Principal Executive Offices)

                                 (515) 244-5426
                        (Area Code and Telephone Number)

                           MARK A. McCLURG, PRESIDENT
                             IMG Mutual Funds, Inc.
                                2203 Grand Avenue
                           Des Moines, Iowa 50312-5338
                     (Name and Address of Agent for Service)
                          ----------------------------

                        Copies of all communications to:

                               John C. Miles, Esq.
                  Cline, Williams, Wright, Johnson & Oldfather
                  1900 First Bank Building, 233 So. 13th Street
                                Lincoln, NE 68508
                           ---------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on January 5, 1998, pursuant to Rule 488 under the Securities Act of 1933.

An indefinite amount of the Registrant's Common Stock has been registered under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

                             IMG MUTUAL FUNDS, INC.


                              Cross Reference Sheet
            Pursuant to Rule 481(a) Under the Securities Act of 1933

                                            Proxy Statement/
Form N-14 Item No.                          Prospectus Caption
------------------                          ------------------

Part A
------

Item 1.  Beginning of Registration          Outside front cover
         Statement and Outside Front
         Cover Page of Prospectus

Item 2.  Beginning and Outside Back         Table of Contents
         Cover Page of Prospectus

Item 3.  Fee Table, Synopsis Information    Synopsis; Risk Factors; Proposal 1:
                                            Agreement and Plan of Reorganization
                                            and Risk Factors

Item 4.  Information About the Transaction  Outside Front Cover; Synopsis;
                                            Proposal 1: Agreement and Plan of
                                            Reorganization

Item 5.  Information About the Registrant   IMG Mutual Funds, Inc.

Item 6.  Information About the Company      Liquid Assets Fund and
         Being Acquired                     Municipal Assets Fund


Item 7.  Voting Information                 Outside Front Cover; Synopsis;
                                            Information Relating
                                            to Voting Matters

Item 8.  Interest of Certain Persons and    Proposal 2: Approval of
         Experts                            Investment Advisory Agreement


Item 9.  Additional Information Required    Not Applicable
         For Re-offering by Persons Deemed
         To be Underwriters

                                            Statement of Additional
Part B                                      Information Caption
------                                      -------------------

Item 10. Cover Page                         Cover Page

Item 11. Table of Contents                  Not Applicable

Item 12. Additional Information             Cover Page
         About Registrant

Item 13. Additional Information About       Not Applicable
         The Company Being Acquired

Item 14. Financial Statements               Not Applicable





Part C

The information required in Part C is included therein under the appropriate heading for the item.

January 5, 1998


Dear Shareholder:

I am writing to ask you for your vote on important questions that affect your investment in Liquid Assets Fund and Municipal Assets Fund (the "Funds"). While you are, of course, welcome to join us at the Funds' Special Shareholder Meeting, most shareholders cast their vote by filling out and signing the enclosed proxy card.

As you may be aware, Investors Management Group, which provides investment services to the Funds, has signed a definitive agreement to be acquired by AMCORE Financial, Inc., of Rockford, Illinois. This transaction will not result in any change to your Funds' advisory services or the high quality shareholder services that you have come to expect over the years.

As required by the Investment Company Act of 1940, the transaction will result in the automatic termination of the agreements under which Investors Management Group provides investment advisory services to the Funds. This transaction thus requires the approval by the holders of shares of each Fund of a new investment advisory agreement--which will be substantially identical to the agreement currently in effect.

As part of our continuing effort to maximize the benefits to shareholders of investing in the Funds, the Board of Directors of your Funds has recently reviewed and unanimously endorsed a proposal for the reorganization of the Funds, which they have determined to be in the best interest of the shareholders. This proposal calls for acquisition of the Funds' assets by two new portfolios of IMG Mutual Funds, Inc. Each of the new portfolios will have comparable investment objectives and substantially identical investment policies as Liquid Assets Fund and Municipal Assets Fund.

As a result of this transaction, the Funds will be combined with IMG Mutual Funds, Inc., and you will become a shareholder of IMG Mutual Funds, Inc. You will own the same class of shares of IMG Mutual Funds, Inc., as you currently own of the Funds and the aggregate net asset value of your shares of the Funds will be equal to the aggregate net asset value of IMG Mutual Funds, Inc. that you will receive as a result of the reorganization. No sales charge will be imposed in the transaction.

Investors Management Group currently serves as investment advisor to IMG Mutual Funds, Inc., so consistency of portfolio management will be maintained following the transaction.

The Directors of Liquid Assets Fund and Municipal Assets Fund recommend that the shareholders of the Funds approve the reorganization. The Directors believe the transaction would benefit the Funds and their shareholders by enhancing their capacity to attract and retain investors. In making their determination, the
Directors reviewed several factors, including the qualifications and capabilities of the service providers of IMG Mutual Funds, Inc. If, as expected, the distributor of IMG Mutual Funds, Inc., is able to distribute IMG Mutual Funds, Inc. shares successfully, growth in assets would make possible the realization of economies of scale and attendant savings in costs to IMG Mutual Funds, Inc. and its shareholders. Of course, achievement of these goals cannot be assured.

Detailed information about the proposed transaction and the reasons for it is contained in the enclosed combined Proxy Statement/Prospectus. The enclosed proxy card is, in essence, a ballot. It tells us how to vote on your behalf on important issues relating to your Fund. If you complete and sign the proxy, we'll vote it exactly as you tell us. If you simply sign the proxy card, we'll vote it according to the Directors' recommendation. We urge you to review carefully the Proxy Statement/Prospectus, fill out your proxy card, and return it to us. A self-addressed, postage-paid envelope has been enclosed for your convenience. It is very important that you vote and that your voting instructions be received no later than January 23, 1998.

NOTE: You may receive more than one proxy package if you hold shares in more than one account in a Fund, or if you hold shares in more than one Fund. You must return ALL proxy cards you receive. We have provided postage-paid return envelopes for each. If you have any questions, please call Investors Management Group at (515) 244-5426 or 1-800-798-1819.

Sincerely,



David W. Miles, President
Liquid Assets Fund, Inc.
Municipal Assets Fund, Inc.

                   NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS
                         TO BE HELD ON JANUARY 26, 1998

TO THE SHAREHOLDERS OF LIQUID ASSETS FUND AND MUNICIPAL ASSETS FUND :

You are cordially invited to attend the Special Meetings of Shareholders of Liquid Assets Fund and Municipal Assets Fund, each of which is currently a registered investment company, which will be held at 2203 Grand Avenue, Des Moines, Iowa 50312-5338, on January 26, 1998, at 10:00 a.m., for the following purposes:

1. To consider and vote on a proposed Agreement and Plan of Reorganization (the "Plan") providing for (a) the transfer of all the assets of Liquid Assets Fund and Municipal Assets Fund to IMG Mutual Funds, Inc., in exchange for shares of two newly created portfolios of IMG Mutual Funds, Inc.; (b) the assumption by IMG Mutual Funds, Inc., of all of the liabilities of Liquid Assets Fund and Municipal Assets Fund; and
         (c) the distribution of such shares of IMG Mutual Funds, Inc., to the shareholders of Liquid Assets Fund and Municipal Assets Fund in complete liquidation of Liquid Assets Fund and Municipal Assets Fund.

2. To consider and vote on a proposed Investment Advisory Agreement with Investors Management Group ("IMG") to be in effect after a proposed change of ownership of IMG.

3. To act upon such other matters as may properly come before the Meetings or any adjournments thereof.

          The Board of Directors has fixed the close of business on Friday, January 2, 1998, as the record date for determination of shareholders entitled to notice of, and to vote at, the Special Shareholders Meetings. As of the record date, there were _______ shares of Liquid Assets Fund and _____ shares of Municipal Assets Fund outstanding and eligible to vote at the Special Shareholders Meeting. A list of such shareholders will be maintained at the offices of Investors Management Group at 2203 Grand Avenue, Des Moines, Iowa 50312-5338, during the ten day period preceding the Special Shareholders Meetings. Please read the Proxy Statement/Prospectus carefully before telling us, through your proxy card, how you wish your shares to be voted. THE BOARD OF DIRECTORS OF EACH FUND UNANIMOUSLY RECOMMENDS A VOTE IN FAVOR OF EACH OF THE PROPOSALS.

          WE URGE YOU TO SIGN AND DATE THE ENCLOSED PROXY CARD AND PROMPTLY RETURN IT IN THE ENVELOPE PROVIDED. No postage is required. Prompt return of your proxy card will be appreciated. Your vote is important no matter how many shares you own.

Des Moines, Iowa                  BY ORDER OF THE BOARDS OF DIRECTORS
January 5, 1998

                                  Ruth Prochaska, Secretary

                           PROXY STATEMENT/PROSPECTUS

                  RELATING TO THE ACQUISITION OF THE ASSETS OF
                               LIQUID ASSETS FUND
                                       AND
                              MUNICIPAL ASSETS FUND
                                2203 GRAND AVENUE
                           DES MOINES, IOWA 50312-5338
                            TELEPHONE 1-800-798-1819

                        BY AND IN EXCHANGE FOR SHARES OF
                             IMG MUTUAL FUNDS, INC.
                                2203 GRAND AVENUE
                           DES MOINES, IOWA 50312-5338
                            TELEPHONE 1-800-798-1819


          This Proxy Statement/Prospectus is being furnished to shareholders of Liquid Assets Fund and Municipal Assets Fund in connection with the solicitation by the Boards of Directors of proxies to be used at the Special Meetings of Shareholders of Liquid Assets Fund and Municipal Assets Fund to be held at 2203 Grand Avenue, Des Moines, Iowa 50312-5338 at 10:00 a.m. on January 26, 1998, and any adjournments thereof. Liquid Assets Fund and Municipal Assets Fund are currently diversified registered open-end investment companies. Shareholders of record as of the close of business on January 2, 1998 are entitled to vote at the Special Meetings. It is expected that this Proxy Statement/Prospectus will be mailed to shareholders of Liquid Assets Fund and Municipal Assets Fund on or about January 5, 1998.

          This Proxy Statement/Prospectus relates to the proposed Reorganization in which all of the assets and liabilities of Liquid Assets Fund and Municipal Assets Fund will be acquired by IMG Mutual Funds, Inc., in exchange for shares of IMG Mutual Funds, Inc. The shares of IMG Mutual Funds, Inc., thereby received will then be distributed to shareholders of Liquid Assets Fund and Municipal Assets Fund, and Liquid Assets Fund and Municipal Assets Fund will be terminated. As a result of the proposed Reorganization, each shareholder of Liquid Assets Fund and Municipal Assets Fund will receive that number of full and fractional shares of the corresponding class and series of shares of IMG Mutual Funds, Inc., having a net asset value equal to the net asset value of such shareholder's shares of Liquid Assets Fund and Municipal Assets Fund held as of the date of the proposed Reorganization.

          IMG Mutual Funds, Inc., is a diversified registered open-end investment company that issues its shares in separate portfolios or series, each with its own investment objectives and policies. The investment objectives, policies and restrictions of the two newly created portfolios of IMG Mutual Funds, Inc., (and, consequently, the risks of investing in them) are substantially identical to those of Liquid Assets Fund and Municipal Assets Fund. For a comparison of the investment objectives, policies and restrictions of Liquid Assets Fund, Municipal Assets Fund and IMG Mutual Funds, Inc., see "Proposal 1: Agreement and Plan of Reorganization--Investment Objectives, Policies and Restrictions." Investors Management Group ("IMG") serves as the investment advisor for IMG Mutual Funds, Inc., as well as Liquid Assets Fund and Municipal Assets Fund.

          This Proxy Statement/Prospectus also relates to the proposal to continue the Investment Advisory Agreements between IMG and, respectively, Liquid Assets Fund and Municipal Assets Fund after a change of ownership of IMG. See "Proposal 2: Approval of Investment Advisory Agreement."

          This Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information about IMG Mutual Funds, Inc., that a prospective investor should know before investing. This document will give you the information you need to vote on the proposed Reorganization and the other matters described herein. Much of the information is required under rules of the Securities and Exchange Commission and some of it is technical in nature. If there is anything you do not understand, please contact us at our toll-free number, 1-800-798-1819. Shareholders should return proxies and any correspondence to Investors Management Group, 2203 Grand Avenue, Des Moines, Iowa 50312-5338.

          The following documents have been filed with the Securities and Exchange Commission and are incorporated into this Proxy Statement/Prospectus by reference: (i) a Statement of Additional Information dated the date hereof and relating to this Proxy Statement/Prospectus; (ii) the Prospectus and Statement of Additional Information of the IMG Mutual Funds, Inc., dated __________, 1998; and (iii) the Prospectus and Statement of Additional Information of Liquid Assets Fund and Municipal Assets Fund, dated September 30, 1997. Copies of the referenced documents are available upon request and without charge by calling 1-800-798-1819.

          THESE  SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES  AND  EXCHANGE  COMMISSION  OR  ANY  STATE  REGULATOR,  NOR  HAS  THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          SHARES OF IMG MUTUAL FUNDS, INC. ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

          No person has been authorized to give any information or to make any representation not contained in this Proxy Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Proxy Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

            This Proxy Statement/Prospectus is dated January 5, 1998.

                                    SYNOPSIS

WHO IS ASKING FOR MY VOTE?

          The enclosed proxy is solicited by the Directors of Liquid Assets Fund and Municipal Assets Fund for use at the Special Meetings of Shareholders of the Funds to be held on January 26, 1998 (and if your Fund's meeting is adjourned, at any adjourned meetings) for the purposes stated in the Notice of Special Meetings.

HOW  DO  YOUR  FUND'S  DIRECTORS  RECOMMEND  THAT  SHAREHOLDERS  VOTE  ON  THESE
PROPOSALS?

          The Directors recommend that you vote

    1. FOR the proposed transaction in which assets of Liquid Assets Fund and Municipal Assets Fund would be transferred to IMG Mutual Funds, Inc., in exchange for shares of IMG Mutual Funds, Inc. with an equal net asset value.

    2. FOR the new Investment Advisory Agreement to be effective upon the completion of the proposed acquisition of Investors Management Group by AMCORE Financial, Inc. of Rockford, Illinois.

WHO IS ELIGIBLE TO VOTE?

         Shareholders of record at the close of business on January 2, 1998, are entitled to be present and vote at the meetings or any adjourned meetings. On January 2, 1998, there were outstanding __________ shares of Liquid Assets Fund and _________ shares of Municipal Assets Fund. The Notice of Special Meetings, the combined Proxy Statement/Prospectus and the enclosed form of proxy are being mailed to shareholders of record on or about January 5, 1998.

         Each share is entitled to one vote, with fractional shares voting proportionately. Shares represented by duly executed proxies will be voted in accordance with shareholder's instructions. Any shareholder giving a proxy has the power to revoke it by mail (addressed to the Fund's Secretary at the principal offices of the Fund, 2203 Grand Avenue, Des Moines, Iowa 50312-5338) or in person at the meeting, by executing a superseding proxy, or by submitting a notice of revocation to the Fund. If you sign the proxy, but don't fill in a vote, your shares will be voted in accordance with the Directors' recommendations. If any other business is brought before the meeting, your shares will be voted at the Directors' discretion.

WHAT IS BEING PROPOSED?

         First, the Directors of your Fund are recommending that shareholders approve the reorganization (the "Reorganization") of Liquid Assets Fund and Municipal Assets Fund into newly created portfolios of the IMG Mutual Funds, Inc. An Agreement and Plan of Reorganization provides for the transfer of all of the assets and liabilities of Liquid Assets Fund and Municipal Assets Fund to IMG Mutual Funds, Inc., in exchange for shares of IMG Mutual Funds, Inc. The completion of these transactions, followed by the distribution of IMG Mutual Funds, Inc. shares received by Liquid Assets Fund and Municipal Assets Fund to their shareholders, will result in the combination of the Funds' assets and liabilities, with the shareholders of Liquid Assets Fund and Municipal Assets Fund becoming shareholders of IMG Mutual Funds, Inc., followed by the dissolution of Liquid Assets Fund and Municipal Assets Fund. Upon completion of the Reorganization:

         Former   Shareholders   of   Liquid   Assets   Fund  will  be
         Shareholders of IMG Liquid Assets Fund ("IMGL") which will have substantially identical investment objectives, policies and restrictions, fees and purchase and redemption procedures as Liquid Assets Fund.

         Former   Shareholders  of  Municipal   Assets  Fund  will  be
         shareholders of IMG Municipal Assets Fund ("IMGM") which will have substantially identical investment objectives, policies and restrictions, fees and purchase and redemption procedures as Municipal Assets Fund.

         There should be no federal income tax consequences to former Shareholders of Liquid Assets Fund and Municipal Assets Fund.

         Second, the Directors of your Fund are recommending that shareholders approve continuation of the Investment Advisory Agreement with IMG after a change of ownership of IMG. This particular Agreement would only continue until such time as the Reorganization becomes effective, after which an Investment Advisory Agreement between IMG and IMG Mutual Funds, Inc. would become effective.

                                  RISK FACTORS

         The Directors of your Fund believe that ownership of shares of IMGL and IMGM does not involve any unique or special risks compared to ownership of shares of Liquid Assets Fund and Municipal Assets Fund. However, there can be no assurance that IMGL or IMGM will achieve their investment objectives. Each is subject to yield variations resulting from changes in prevailing interest rates. IMGL is subject to the risk that parties to repurchase agreements may default on their obligations or that banks may default on agreements with Student Loan Trusts or FmHA Trusts. See IMGL Prospectus dated ______________, 1998, for more detailed information. IMGM is subject to the same repurchase agreement risks and to the risk that an issuer or bank may default on a Liquidity Agreement. See IMGM Prospectus dated _______________, 1998, for more detailed information.

PROPOSAL 1: AGREEMENT AND PLAN OF REORGANIZATION

GENERAL INFORMATION

         The Boards of Directors of Liquid Assets Fund and Municipal Assets Fund have unanimously approved the proposed Agreement and Plan of Reorganization (the "Plan") providing for the acquisition of all of the assets of Liquid Assets Fund and Municipal Assets Fund by IMG Mutual Funds, Inc., in exchange for shares of IMG Mutual Funds, Inc. and the assumption by IMG Mutual Funds, Inc. of the liabilities of Liquid Assets Fund and Municipal Assets Fund (the "Reorganization"). The proposed transaction would occur on or about February 15, 1998 (the "Exchange Date"). The value of the acquired assets of Liquid Assets Fund and Municipal Assets Fund will be determined as of 3:00 p.m. Central Time on the business day immediately prior to the Exchange Date. The aggregate net asset value of the shares of IMG Liquid Assets Fund ("IMGL") and IMG Municipal Assets Fund ("IMGM"), issued in exchange, will equal the aggregate net asset value of Liquid Assets Fund and Municipal Assets Fund shares, respectively, then outstanding. In connection with the proposed Reorganization, shares of IMG Mutual Funds, Inc. will be distributed to shareholders of Liquid Assets Fund and Municipal Assets Fund will be terminated. Shareholders of Liquid Assets Fund and Municipal Assets Fund will be the first public shareholders of IMGL and IMGM. As a result of the proposed Reorganization, each shareholder of Liquid Assets Fund and Municipal Assets Fund will cease to be a Shareholder of Liquid Assets Fund and Municipal Assets Fund and will receive that number of full and fractional shares of IMGL and IMGM, respectively, of the same class as, and having a net asset value equal to the net asset value of, such shareholder's shares of Liquid Assets Fund and Municipal Assets Fund. The foregoing is only a summary and is qualified in its entirety by reference to the Plan, a copy of which is Exhibit A hereto.

         Because all shares of Liquid Assets Fund, Municipal Assets Fund and IMG Mutual Funds, Inc. are in uncertificated book-entry form, the exchange of shares will take place automatically on the Exchange Date. If will not be necessary for shareholders to submit transmittal forms or other documents.

SHAREHOLDER SERVICES AND PRIVILEGES

         Shareholders of the newly created portfolios in IMG Mutual Funds, Inc. will enjoy all the same services and privileges as other shareholders of IMG Mutual Funds, Inc., including the opportunity to exchange into portfolios with a wide variety of investment objectives and policies. Purchase and redemption procedures for IMGL and IMGM are substantially identical to those of Liquid Assets Fund and Municipal Assets Fund.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

         IMGL and IMGM, respectively, have substantially similar investment objectives, policies and restrictions as Liquid Assets Fund and Municipal Assets Fund. Thus, the risks of investing in IMGL and IMGM should also be substantially similar. The only difference in investment policies and restrictions between IMGL and Liquid Assets Fund is that IMGL is permitted to invest in commercial paper of the highest rating or of comparable quality as determined by the Board of Directors. There are no differences in investment policies and restrictions between IMGM and Municipal Assets Fund.

         For a detailed description of the investment objectives, policies and restrictions of IMGL, IMGM, Liquid Assets Fund and Municipal Assets Fund, see the IMG Mutual Funds, Inc. Prospectus dated ___________, 1998, and the Liquid Assets Fund and Municipal Assets Fund Prospectus dated September 30, 1997, both of which are delivered herewith.

BACKGROUND AND REASONS FOR THE PROPOSED REORGANIZATION

         For the reasons set forth below, the Boards of Directors of Liquid Assets Fund and Municipal Assets Fund, including all of the Directors who are not "interested persons" as defined by the Investment Company Act of 1940 (the "Disinterested Directors"), have unanimously concluded that the Reorganization will be in the best interests of the shareholders of Liquid Assets Fund and Municipal Assets Fund and that the interests of the existing shareholders of Liquid Assets Fund and Municipal Assets Fund will not be diluted as a result of the transactions contemplated by the Plan. The Boards of Directors of Liquid Assets Fund and Municipal Assets Fund therefore have submitted the Plan for approval by the shareholders of Liquid Assets Fund and Municipal Assets Fund at the Special Meetings of Shareholders to be held on January 26, 1998. Approval of the Plan requires the vote of a majority of the outstanding voting securities of Liquid Assets Fund and Municipal Assets Fund. The Plan will not become effective unless the requisite approval is given by shareholders of both Liquid Assets Fund and Municipal Assets Fund.

         The Directors of Liquid Assets Fund and Municipal Assets Fund have approved the Plan because they believe it will benefit shareholders of Liquid Assets Fund and Municipal Assets Fund through the expected greater ability of IMG Mutual Funds, Inc. to attract and retain investors. In determining whether to recommend the approval of the proposed Reorganization to the shareholders, the Directors considered a number of factors, including, but not limited to: (i) the fact that IMG will manage the investments of IMG Mutual Funds, Inc. in the same manner as it has managed the assets of Liquid Assets Fund and Municipal Assets Fund; (ii) the capabilities and resources of the other service providers of IMG Mutual Funds, Inc. in the areas of marketing, investment and shareholder services; (iii) the expenses and advisory fees applicable to Liquid Assets Fund and Municipal Assets Fund before the Reorganization and the estimated expense ratios of IMG Mutual Funds, Inc., after the Reorganization; (iv) the terms and conditions of the Plan and whether the proposed Reorganization will result in dilution of Liquid Assets Fund and Municipal Assets Fund shareholder interests;
(v) the economies of scale potentially realized through the combination of the three funds; (vi) the costs estimated to be incurred to complete the proposed Reorganization; and (vii) the future growth prospects of IMG Mutual Funds, Inc.

         In this regard, the Directors of Liquid Assets Fund and Municipal Assets Fund reviewed information provided by IMG relating to the anticipated impact to the shareholders of Liquid Assets Fund and Municipal Assets Fund as a result of the proposed Reorganization. The Directors considered the probability that the elimination of duplicative operations and the increase in the asset levels of IMG Mutual Funds, Inc. after the proposed Reorganization will result in the following potential benefits for shareholders of Liquid Assets Fund and Municipal Assets Fund, although there can, of course, be no assurances in this regard:

         (1) ACHIEVEMENT OF ECONOMIES OF SCALE AND REDUCED PER SHARE EXPENSES. Combining the net assets of Liquid Assets Fund and Municipal Assets Fund with the assets of IMG Mutual Funds, Inc. will lead to reduced total operating expenses for shareholders of Liquid Assets Fund and Municipal Assets Fund, on a per share basis, by allowing fixed and relatively fixed costs, such as accounting, legal and printing expenses, to be spread over a larger asset base.

         (2)      ELIMINATION  OF  SEPARATE  OPERATIONS.   Consolidating  Liquid
                  Assets Fund and Municipal Assets Fund and IMG Mutual Funds, Inc. will eliminate the duplication of services and expenses that currently exists as a result of their separate operations and will promote more efficient operations on a more cost-effective basis.

         The Directors of Liquid Assets Fund and Municipal Assets Fund also considered the distribution capabilities of BISYS Fund Services, Inc., which will become the Distributor of the shares of IMG Mutual Funds, Inc. If BISYS Fund Services, Inc. is able to distribute IMG Mutual Funds, Inc. shares successfully, growth in assets will make possible the realization of economies of scale and attendant savings in costs to IMG Mutual Funds, Inc. and its shareholders. Of course, achievement of these goals cannot be assured.


EXPENSE SUMMARY

         The purpose of the following tables is to inform investors of the various costs and expenses they will bear, directly or indirectly, as shareholders of IMGL or IMGM, and to compare those costs and expenses with the costs and expenses borne by shareholders of Liquid Assets Fund and Municipal Assets Fund during the past fiscal year.


IMGL AND IMGM

SHAREHOLDER TRANSACTION EXPENSES

                                                     IMGL          IMGM

Maximum Sales Charge Imposed on Purchases            None          None
Maximum Sales Charge on Reinvested Dividends         None          None
Deferred Sales Load                                  None          None
Redemption Fee*                                      None          None
Exchange Fee                                         None          None

*A $15.00 fee may be charged to an individual shareholder account for redemption by wire.




ESTIMATED ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)

                                                                   IMGL                       IMGM
                                                      S        S-2      T        I        S       T        I
                                                     Shares   Shares   Shares   Shares   Shares  Shares   Shares
Management Fees......................................0.35%    0.35%    0.35%    0.35%    0.35%   0.35%    0.35%
12b-1 Distribution Fees1.............................0.40%    0.15%    0.00%    0.00%    0.15%   0.00%    0.00%
Shareholder Servicing Fees2..........................0.25%    0.25%    0.15%    0.00%    0.25%   0.15%    0.00%
Other Expenses3 .....................................0.17%    0.17%    0.17%    0.17%    0.21%   0.21%    0.21%
Total Fund Operating Expenses After Waivers4........ 1.17%    0.92%    0.67%    0.52%   0.96%    0.71%    0.56%


         The table reflects the current fees and an estimate of other expenses. From time to time, the Advisor and/or Distributor may voluntarily waive the Management Fees, the 12b-1 Distribution Fees and/or Shareholder Servicing Fees and/or absorb certain expenses for a Fund or class of Shares of a Fund. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers. Wire transfers may be used to transfer federal funds directly to/from the Funds' custodian bank.

--------
         1Pursuant to the Funds' Rule12b-1 Plans, the maximum 12b-1 Distribution Fees for S Shares of IMGL are 0.50% and for S-2 Shares 0.25%. Maximum 12b-1 Distribution Fees for S Shares of IMGM are 0.25%.


         2Pursuant to the Funds' Shareholder Servicing Plans, the maximum Shareholder ServicingFees for S Shares, S-2 Shares and T Shares is 0.25%.


         3IMG Mutual Funds, Inc. has entered into a Management and Administration Agreement pursuant to which IMGL and IMGM are authorized to pay a periodic amount calculated at an annual rate of 0.21% of the average daily net assets of such Funds. Currently, however, it is intended that no more than 0.06% will be paid under the Agreement by IMGL and IMGM.


         4Absent the waiver of these fees, "Total Operating Expenses" as a percentage of average daily net assets would have been 1.42% for IMGL S Shares, 1.17% for IMGL S-2 Shares, 0.92% for IMGL T Shares, 0.67% for IMGL I Shares; and 1.21% for IMGM S Shares, 0.96% for IMGM T Shares, 0.71% for IMGM I Shares.
--------

EXAMPLE

You would pay the following expenses on a $1,000 investment in each Fund assuming, (1) a (hypothetical) five percent annual return and (2) redemption at the end of each time period.

               1 Year   3 Years  5 Years  10 Years
IMGL
   S Shares     $12       $37      $64      $142
   S2 Shares    $ 9       $29      $51      $113
   T Shares     $ 7       $21      $37      $ 83
   I Shares     $ 5       $17      $29      $ 65

IMGM

   S Shares     $10       $31      $53      $118
   T Shares     $ 7       $23      $40      $ 88
   I Shares     $ 6       $18      $31      $ 70

THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES OR RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. The above Example is based on the expense information included in the previous Expense Summary. The Expense Summary and Examples do not reflect any charges that may be imposed by financial institutions or their customers.

LIQUID ASSETS FUND AND MUNICIPAL ASSETS FUND

         There are no transaction fees imposed upon the purchase, redemption or exchange of shares.

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)

                                                                 Liquid                       Municipal
                                                                 Assets                        Assets
                                                                  Fund                         Fund

                                                       Sweep    S-2      Trust    Instl.  Sweep    Trust    Instl.
                                                       Shares   Shares   Shares   Shares  Shares   Shares   Shares
  Management Fees..................................    0.25%    0.25%    0.25%    0.25%   0.25%    0.25%    0.25%
  12b-1 Distribution Fees..........................    0.75%    0.50%    0.25%    0.00%   0.50%    0.25%    0.00%
  Other Expenses...................................    0.20%    0.20%    0.20%    0.20%   0.40%    0.40%    0.40%
  Total Fund Operating Expenses....................    1.20%    0.95%    0.70%    0.45%   1.15%    0.90%    0.65%

EXAMPLE

You would pay the following expenses on a $1,000 investment in each Fund assuming, (1) a (hypothetical) five percent annual return and (2) redemption at the end of each time period.

                             1 Year     3 Years     5 Years     10 Years

Liquid Assets Fund
   Sweep Shares               $ 12        $ 38        $ 66        $145
   Trust Shares               $  7        $ 22        $ 39        $ 87
   Institutional Shares       $  5        $ 14        $ 25        $ 57
   S2 Shares                  $ 10        $ 30        $ 53        $117

Municipal Assets Fund
   Sweep Shares               $ 12        $ 37        $ 63        $140
   Trust Shares               $  9        $ 29        $ 50        $111
   Institutional Shares       $  7        $ 21        $ 36        $ 81

THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES OR RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. The Expenses Summary and Examples do not reflect any charges that may be imposed by financial institutions on their customers.

The purpose of the foregoing tables is to assist in understanding the various costs and expenses that may be directly or indirectly borne by investors. Certain figures contained in the above tables are based on amounts incurred during each Fund's most recent fiscal year and have been adjusted as necessary to reflect current services provider fees and/or reimbursements. Long-term shareholders may eventually pay more than the economic equivalent of the maximum front-end sales charge otherwise permitted by the National Association of Securities Dealers, Inc. Wire transfers may be used to transfer federal funds directly to/from the Funds' custodian bank. A $15.00 fee may be charged to an individual shareholder account for redemption by wire.

FEDERAL INCOME TAX CONSEQUENCES

         Consummation of the Reorganization is subject to the condition that IMG Mutual Funds, Inc., Liquid Assets Fund and Municipal Assets Fund receive an opinion from Cline, Williams, Wright, Johnson & Oldfather (which opinion has now been received) to the effect that for federal income tax purposes: (i) the transfer of all of the assets and liabilities of Liquid Assets Fund and Municipal Assets Fund (the "Acquired Funds") to IMG Mutual Funds, Inc. in exchange for shares of IMGL and IMGM and the distribution to shareholders of the Acquired Funds of the shares of IMGL and IMGM so received, as described in the Plan, will constitute a reorganization within the meaning of Section 368(a)(1)(C) or Section 368(a)(1)(D) of the Internal Revenue Code of 1986, as amended (the "Code"); (ii) in accordance with Sections 361(a), 361(c)(1) and 357(a) of the Code, no gain or loss will be recognized by the Acquired Funds as a result of such transactions; (iii) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of the Acquired Funds or IMG Mutual Funds, Inc. on the distribution of shares of IMGL and IMGM to shareholders of the Acquired Funds in exchange for shares of the Acquired Funds; (iv) in accordance with Section 358(a)(1) of the Code, the basis of IMGL or IMGM shares received by a shareholder of an Acquired Fund will be the same as the basis of the shareholder's shares immediately before the Effective Time of the Reorganization; (v) in accordance with Section 362(b) of the Code, the basis to IMG Mutual Funds, Inc. of the assets of the Acquired Funds received pursuant to such transactions will be the same as the basis of the assets in the hands of the Acquired Funds immediately before such transactions; (vi) in accordance with
Section 1223(1) of the Code, a shareholder's holding period for shares of IMGL or IMGM will be determined by including the period for which the shareholder held the shares of the Acquired Fund exchanged therefor, provided such shares of the Acquired Fund were held as a capital asset; and (vii) in accordance with
Section 1223(2) of the Code, the holding period for IMG Mutual Funds, Inc. with respect to the assets received in the Reorganization will include the period for which such assets were held by the Acquired Funds.

         No party to the Reorganization has sought a tax ruling from the Internal Revenue Service ("IRS"). The opinion of counsel is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences to them, including state and local income tax consequences.

         Both IMG Mutual Funds, Inc. and the Acquired Funds have conformed their operations to the requirements of Subchapter M of the Code and, as a result, do not bear any corporate level federal or state income tax.

SHARES AND SHAREHOLDER RIGHTS

         IMG Mutual Funds, Inc. is a Maryland corporation organized on November 16, 1994. IMGL and IMGM were created on October 30, 1997, to acquire the assets and continue the business of the corresponding substantially identical investment portfolios of the Liquid Assets Fund and the Municipal Assets Fund. Each share of IMGL and IMGM reprsents an equal proportionate interest in it and is entitled to such dividends and distributions out of the income earned on the assets belonging to it as are declared at the discretion of the Directors.

         The Charter of IMG Mutual Funds, Inc. permits it, by resolution of its Board of Directors, to create new series of common stock relating to new investment portfolios or to subdivide existing series of Shares into subseries or classes. Classes could be utilized to create differing expense and fee structures for investors in the same Fund. Differences could exist, for example, in the sales load, Rule 12b-1 fees or service plan fees applicable to different classes of Shares offered by a particular Fund. Such an arrangement could enable IMG Mutual Funds, Inc. to tailor its marketing efforts to a broader segment of the investing public with a goal of attracting additional investments. Reference is made to the IMGL and IMGM Prospectus for a detailed description of the classes of shares now offered under the heading "Organization and Shares of the Funds."

         Shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held. Shares of each Fund will vote together and not by class unless otherwise required by law or permitted by the Board of Directors. All shareholders of each Fund will vote together as a single class on matters relating to the Fund's investment advisory agreement, investment objective and fundamental policies.

         Shares of the Funds have non-cumulative voting rights and, accordingly, the holders of more than 50 percent of IMG Mutual Funds, Inc's outstanding shares (irrespective of class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payments as described in the Prospectus, shares will be fully paid and nonassessable. All shares are held in uncertificated form and will be evidenced by the appropriate notation on the books of the transfer agent.

         IMG Mutual Funds, Inc. may operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. IMG Mutual Funds, Inc. has adopted the appropriate provisions in its Bylaws and may, in its discretion, not hold annual meetings of shareholders for the election of Directors unless otherwise required by the 1940 Act. IMG Mutual Funds, Inc. has also adopted provisions in its Bylaws for the removal of Directors by the shareholders. Shareholders may receive assistance in communicating with other shareholders as provided in Section 16(c) of the 1940 Act.

         There normally will be no meetings of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office has been elected by shareholders, at which time the Directors then in office will call a shareholders' meeting for the election of Directors. Shareholders may remove a Director by the affirmative vote of a majority of the outstanding voting shares. In addition, the Directors are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Director or for any other purpose when requested in writing to do so by the shareholders of record of not less than 10 percent of the outstanding voting securities.

         Liquid Assets Fund and Municipal Assets Fund are Iowa corporations. For a detailed description of the characteristics of the shares of Liquid Assets Fund and Municipal Assets Fund and the rights of their shareholders, see "Organization and Shares of the Funds" in the September 30, 1997 Prospectus.

         The principal difference in the rights of shareholders of Liquid Assets Fund and Municipal Assets Fund, as compared to IMGL and IMGM, is that Iowa law and the Articles of Incorporation require Liquid Assets Fund and Municipal Assets Fund to have annual meetings of shareholders for the election of Directors.

CAPITALIZATION

         The capitalization of IMGL immediately after the Reorganization will be identical to the capitalization of Liquid Assets Fund immediately before the
Reorganization, and the capitalization of IMGM immediately after the Reorganization will be identical to the capitalization of Municipal Assets Fund immediately before the Reorganization.


                             IMG MUTUAL FUNDS, INC.

GENERAL. IMG Mutual Funds, Inc. ("IMG Funds") is a Maryland corporation organized in November 1994, and operates as an open-end diversified management investment company. For a general discussion of IMGL and IMGM, see the accompanying IMG Funds Prospectus dated __________, 1998. For the convenience of Liquid Assets Fund and Municipal Assets Fund shareholders, cross-references to such Prospectus are set forth below.

CERTAIN EXPENSES AND FINANCIAL INFORMATION. No information on per-share income and capital changes is included in the IMG Funds Prospectus because IMGL and IMGM have not yet commenced substantive operations. For a discussion of IMGL's and IMGM's expenses, see "Proposal 1: Agreement and Plan of Reorganization--Expense Summary" above and "Expense Summary" in the IMG Funds Prospectus.

INVESTMENT OBJECTIVES AND POLICIES. For a discussion of IMGL's and IMGM's investment objectives and policies, see "Investment Objectives, Policies and Restrictions" in the IMG Funds Prospectus.

DIRECTORS AND OFFICERS. Overall responsibility for management of IMG Funds rests with the Board of Directors who are elected by the shareholders of IMG Funds. There are currently six Directors, two of whom are "interested persons" of IMG Funds within the meaning of that term under the 1940 Act. The Directors, in turn, elect the officers of IMG Funds to supervise actively its day-to-day operations.

         The names of the Directors and officers of IMG Funds, their addresses, ands principal occupations during the past five years are as follows:


*David W. Miles         President, Treasurer and Senior Managing Director,
Director                Investors Management Group, and IMG Financial
                        Services, Inc.

*Mark A. McClurg        Vice President, Secretary and Senior Managing
President and Director  Director, Investors Management Group, and
                        IMG Financial Services, Inc.

David Ludquist          Managing Director, Ludquist, Schlitz & Associates, a
Chairman of the Board   consulting company, 1996 to present
and Director

Johnny Danos            President, Danos, Inc., a personal investment company,
Director                1994-present; Audit Partner, KPMG Peat Marwick,
                        1963-1994

Debra Johnson           Vice President and CFO, Business Publications
Director                Corporation/Iowa Title Company, a publishing and
                        abstracting service company

Edward J. Stanek        CEO, Iowa Lottery, a government-operated lottery
Director

*Ruth L. Prochaska      Controller/Compliance Officer, Investors Management
Secretary               Group, and IMG Financial Services, Inc.

*Denotes "interested persons," as defined in the 1940 Act, of IMG Funds and the Advisor.

INVESTMENT ADVISER AND ADMINISTRATOR. For a discussion of IMG and the services performed by it and its fees, see "Management and Fees" in the IMG Funds Prospectus.

DISTRIBUTOR. For a discussion of BISYS Fund Services, Inc.'s activities as the IMG Funds distributor, the services performed by it and its fees, see "Management and Fees" in the IMG Funds Prospectus.

SHARES. For a discussion of voting rights of shares of IMG Funds, see "Organization and Shares of the Funds" in the IMG Funds Prospectus.

REDEMPTION OF SHARES. For a discussion concerning redemption of shares of IMGL and IMGM, see "Purchasing Shares" and "Redeeming Shares" in the IMG Funds Prospectus.

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS. For a discussion of the IMG Funds' policies with respect to dividends and distributions, see "Distributions and Taxes" in the IMG Funds Prospectus.

EXCHANGE PRIVILEGES. For a discussion of an IMGL or IMGM shareholder's right to exchange shares for shares of another IMG Fund, see "Purchasing Shares - Exchange Privilege" in the IMG Funds Prospectus.

LEGAL PROCEEDINGS. There are no pending material legal proceedings to which IMG Funds is a party.

SHAREHOLDER INQUIRIES. Shareholder inquiries relating to IMGL, IMGM or other IMG Funds may be addressed by writing to IMG, 2203 Grand Avenue, Des Moines, Iowa 50312-5338, or by calling toll free 800-798-1819.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE. Management discussion of fund performance is not included for IMGL and IMGM, which have not yet commenced operations.

                  LIQUID ASSETS FUND AND MUNICIPAL ASSETS FUND

GENERAL. Liquid Assets Fund, Inc. and Municipal Assets Fund, Inc. (the "Acquired Funds") are Iowa corporations which operate as open-end diversified management investment companies. For a general discussion of the Acquired Funds, see the accompanying Acquired Funds Prospectus dated September 30, 1997. For the convenience of shareholders, certain cross-references to such Prospectus are set forth below.

CERTAIN EXPENSES AND FINANCIAL INFORMATION. The Acquired Fund Prospectus contains information on per share income and capital changes, under the heading "Financial Highlights." For a discussion of the Acquired Funds' expenses, see "Proposal 1: Agreement and Plan of Reorganization--Expense Summary" above and "Expense Summary" in the Acquired Funds Prospectus.

INVESTMENT OBJECTIVES AND POLICIES. For a discussion of the Acquired Funds' investment objectives and policies, see "Investment Objective, Policies and Restrictions" in the Acquired Funds Prospectus.

DIRECTORS AND OFFICERS. Overall responsibility for management of the Acquired Funds rests with their Boards of Directors, which are elected by their shareholders. The Directors elect the officers to supervise actively the day-to-day operations.

         The names of the Directors and officers, their addresses, and principal occupations during the past five years are as follows:

Robert F. Galligan         Business Administration Department Chairman,
Director                   Associate Professor, Grand View College

Chad L. Hensley            Retired President and CEO, Preferred Risk Mutual
Director                   Insurance Company

Fred Lorber                Chairman of Board, Lortex Inc., a manufacturer of
Chairman and Director      textiles


Darwin T. Lynner, Jr.      President, Darwin T. Lynner Co., Inc., a property
Director                   management company

Mark A. McClurg*           Vice President, Secretary and Senior Managing
Treasurer & Director       Director of Investors Management Group and IMG
                           Financial Services, Inc.

David W. Miles*            President, Treasurer and Senior Managing
President & Director       Director of Investors Management Group, and IMG
                           Financial Services, Inc.

Richard A. Miller          Vice President & General Counsel, Farmers
Director                   Casualty Company Mutual

Ruth L. Prochaska*         Controller/Compliance Officer of Investors
Secretary                  Management Group, and IMG Financial Services, Inc.

William E. Timmons         Partner in Patterson, Lorentzen, Duffield, Timmons,
Director                   Irish & Becker

Steven E. Zumbach          Attorney at Belin, Harris, Lamson, McCormick
Director

         *Messrs. McClurg and Miles, and Ms. Prochaska are deemed to be "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund and the Advisor.

         The mailing address for all officers and Directors is 2203 Grand Avenue, Des Moines, Iowa 50312-5338.

INVESTMENT ADVISOR AND ADMINISTRATOR. For a discussion of IMG, the services performed by it and its fees, see "Management Fees" in the Acquired Funds Prospectus.

DISTRIBUTOR. For a discussion of IMG Financial Services, Inc.'s activities as distributor, see "Management and Fees" in the Acquired Funds Prospectus.

SHARES. For a discussion of the significant attributes of the Acquired Funds shares, see "Organization and Shares of the Funds" in the Acquired Funds Prospectus.

REDEMPTION OR REPURCHASE OF SHARES. For a discussion concerning redemption or repurchase of shares of the Acquired Funds, see "Redeeming Shares" in the Acquired Funds Prospectus.

DIVIDENDS AND DISTRIBUTIONS. For a discussion of the Acquired Funds policies with respect to dividends and distributions, see "Distributions and Taxes" in the Acquired Funds Prospectus.

EXCHANGE PRIVILEGES. For a discussion of an Acquired Fund shareholder's right to exchange shares of an Acquired Fund, see "Shareholder Services" in the Acquired Funds Prospectus.

LEGAL PROCEEDINGS. There are no pending material legal proceedings to which either Acquired Fund is a party.

SHAREHOLDER INQUIRIES. Shareholder inquiries relating to the Acquired Funds may be addressed by writing to IMG Financial Services, Inc., 2203 Grand Avenue, Des Moines, Iowa 50312-5338, or calling toll-free 800-798-1819.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE. Management's discussion of the performance of the Acquired Funds is found in the annual report of the Acquired Funds, which is incorporated by reference into the Statement of Additional Information relating to the September 30, 1997 Prospectus of the Acquired Funds.


              PROPOSAL 2: APPROVAL OF INVESTMENT ADVISORY AGREEMENT


         The sole purpose of this Proposal is to permit shareholders of the Funds to consider the New Advisory Agreement (herein described) to take effect following the consummation of the transactions contemplated by an Agreement and Plan of Reorganization by and among AMCORE Financial, Inc., IMG Acquisition, Inc., Investors Management Group, David W. Miles and Mark A. McClurg, dated September 30, 1997 (the "Acquisition Agreement"). Pursuant to the Acquisition Agreement, Investors Management Group will become a wholly owned subsidiary of AMCORE Financial Inc. This Proposal will be adopted if approved by the lesser of
(a) more than 50% of the outstanding shares of each Fund or (b) 66 2/3% of the shares of each Fund voting at a meeting at which a majority of such shares are represented in person or by proxy.

THE INVESTMENT ADVISOR

         Investors Management Group has served as the investment advisor to the Funds since they commenced operations. Investors Management Group is a federally registered investment advisor organized in 1982. Since then, its principal business has been providing continuous investment management to pension and profit sharing plans, insurance companies, public agencies, banks, endowments and charitable institutions, mutual funds, individuals and others. As of August 31, 1997, Investors Management Group had approximately $1.6 billion in equity, fixed income and money market assets under management.

         Investors Management Group is also the investment advisor of IMG Mutual Funds, Inc., Iowa Schools Joint Investment Trust, Iowa Public Agency Investment Trust and sub-advisor of Capital Value Fund, Inc., and engages in certain other activities unrelated to investment companies. David W. Miles is President, Treasurer and Director and Mark A. McClurg is Vice President, Secretary and Director of Investors Management Group. Each directly owns 50% of the outstanding Class A voting securities of Investors Management Group and the IMG ESOP owns 100% of the outstanding ESOP voting securities. David W. Miles owns an additional 13% of the total outstanding voting securities beneficially through the ESOP, and Mark A. McClurg beneficially owns an additional 5% of the total outstanding voting securities. Mr. Miles and Mr. McClurg intend to devote substantially all their time to the operation of Investors Management Group. Their address is 2203 Grand Avenue, Des Moines, Iowa 50312-5338.

THE ACQUISITION

         Pursuant to the Acquisition Agreement, Investors Management Group will become a wholly owned subsidiary of AMCORE Financial, Inc. (the "Acquisition"). Investors Management Group will continue to be headquartered in the historic Crawford Mansion located in Des Moines, Iowa. AMCORE Financial, Inc. is a publicly traded northern Illinois financial services holding company with assets exceeding $3.5 billion. AMCORE Financial, Inc. presently owns an investment advisory firm called AMCORE Capital Management, which is primarily known for its equity management. AMCORE Capital Management is the advisor to the nationally recognized AMCORE Vintage Mutual Funds, a family of seven funds investing in stocks and bonds to meet various investor objectives. Investors Management Group and AMCORE Capital Management intend to merge operations and to operate as Investors Management Group after the Acquisition.

         Under the terms of the Acquisition Agreement, each of Investors Management Group's ESOP shares will be converted into the right to receive
2.0038 shares of AMCORE Financial, Inc. common stock and each of Investors Management Group's Class A common shares will be converted into (i) the right to receive 0.9808 shares of AMCORE Financial, Inc. common stock and (ii) the contingent right to receive additional AMCORE shares based on certain performance benchmarks in 1998, 1999 and 2000, with the shares issued in 1999, 2000 and 2001. The Acquisition is expected to be consummated on or about _________________, 199_ , and is subject to certain closing conditions, including certain regulatory approvals and the approval of shareholders of Investors Management Group.

         Investors Management Group does not anticipate any reduction in the quality of services now provided to the Funds. As a condition of the Acquisition, certain officers of Investors Management Group have agreed to enter into employment agreements with AMCORE Financial, Inc., which are intended to assure that the services of such officers are available to Investors Management Group (and thus to the Funds) after the Acquisition.

         As a result of the Acquisition, Mr. Miles will become Chief Operating Officer and Mr. McClurg will become Managing Director for Client Development for AMCORE Investment Group, N.A., a trust subsidiary owned by AMCORE Financial, Inc., in addition to retaining their responsibilities with Investors Management Group. Jay Evans, presently Chief Investment Officer of AMCORE Capital Management, Inc., will assume that role at Investors Management Group.

THE ADVISORY AGREEMENT

         The Directors of the Funds are proposing that shareholders approve a new investment advisory agreement (the "New Advisory Agreement") between the Funds and Investors Management Group to be effective upon consummation of the Acquisition. In anticipation of the Acquisition, a majority of the Directors (including a majority of the "Disinterested Directors") approved the New Advisory Agreement on October 21, 1997. The shareholders of the Funds are being asked to approve the New Advisory Agreement.

        THE CURRENT ADVISORY AGREEMENT. The existing Investment Advisory Agreement (the "Current Advisory Agreement") was last approved by a majority of the Disinterested Directors, voting in person at a meeting called for that purpose on July 15, 1997. The Current Advisory Agreement provides that the Advisor will supply investment research and portfolio management, including adequate personnel to market and supervise continuously the investment programs of the Funds, the administration of the investment programs and the composition of the portfolios.

         The Current Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or of law, or for any loss suffered by the Funds in connection with any matters to which the Current Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its obligations and duties, or by reason of its reckless disregard of obligations or duties under the Current Advisory Agreement. The Current Advisory Agreement may be terminated at any time by either party without the payment of any penalty upon ninety (90) days written notice, and automatically terminates in the event of its assignment.

         For the fiscal year ended June 30, 1997, Liquid Assets Fund and Municipal Assets Fund paid $428,125, and $51,871, respectively, for services provided, under the current Advisory Agreement.

         The Fund pays all other expenses incurred in its operation including, but not limited to, direct charges relating to the purchase and sale of its portfolio securities, interest charges, fees and expenses of legal counsel and independent auditors, taxes and governmental fees, expenses of regular and special meetings of the Directors, fees and disbursements of custodians, insurance premiums, indemnification and other expenses not expressly provided for in the Current Advisory Agreement and any extraordinary expenses of a nonrecurring nature.

         THE NEW ADVISORY AGREEMENT. The Board of Directors approved the proposed New Advisory Agreement between the Funds and Investors Management Group on October 21, 1997. The form of the proposed New Advisory Agreement is substantially similar to the Current Advisory Agreement. There are no material differences between the Current Advisory Agreement and the New Advisory Agreement.

         The investment advisory fee as a percent of net assets payable by the Funds will be the same under the New Advisory Agreement as under the Current Advisory Agreement, that is 0.25 percent of the average daily net assets. If the investment advisory fee under the New Advisory Agreement had been in effect for the Fund's most recently completed fiscal year, contractual advisory fees payable to the Advisor by the Funds would have been identical to those payable under the Current Advisory Agreement.

         In connection with approving the New Advisory Agreement, the Directors held a meeting on October 21, 1997. At this meeting, the Directors considered the possible effects of the Acquisition on the Funds and Investors Management Group and its ability to provide investment advisory services with respect to the Funds. In evaluating the New Advisory Agreement, the Trustees took into account that the Funds' Current Advisory Agreement and the New Advisory
Agreement, including the terms relating to the services to be provided thereunder by the Advisor and the fees and expenses payable by the Funds are identical. The Directors considered the skills and capabilities of the Advisor and the representation that no material change was planned in the current management or facilities of the Advisor as a result of the Acquisition. The Directors considered the continued employment of members of senior management of the Advisor pursuant to future employment contracts to be important to help assure the continuity of the personnel primarily responsible for maintaining the quality of investment advisory and other services for the Funds. The Funds considered the possible benefits the Advisor may receive as a result of the Acquisition.

         The Directors, including a majority of the Disinterested Directors, concluded that if the Acquisition occurs, entry by the Funds into a New Advisory Agreement would be in the best interest of the Funds and the shareholders of the Funds. The Board of Directors unanimously approved the New Advisory Agreement and recommended such agreement for approval by the shareholders. The New Advisory Agreement will take effect upon the later to occur of (i) obtaining of shareholder approval or (ii) closing of the Acquisition. The New Advisory Agreement will continue in effect until December 31, 1997, and thereafter for successive annual periods as long as such continuance is approved in accordance with the 1940 Act. In the event that shareholders of the Funds do not approve the New Advisory Agreement and the Acquisition is consummated, the Board of Directors would be forced to seek investment advisory services from another advisory organization. In the event the Acquisition is not consummated, the Advisor would continue to serve as investment advisor of the Funds pursuant to the terms of the Current Advisory Agreement.

         In the event that the Reorganization described in Proposal 1 above is consummated, the New Advisory Agreement would be superceded by a similar agreement between Investors Management Group and IMG Mutual Funds, Inc.


                     INFORMATION RELATING TO VOTING MATTERS

GENERAL INFORMATION

         This combined Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Directors of Liquid Assets Fund and Municipal Assets Fund (the "Funds") for use at the Special Meetings of Shareholders to be held on January 26, 1998 (the "Meeting"). It is expected that the solicitation of proxies by the Board of Directors will be primarily by mail. The Funds' officers may also solicit proxies by telephone facsimile transmission or personal interview.

         The following table gives the total number of shares of the Funds outstanding at the close of business __________, 1998, the record date for the meeting.

         Liquid Assets Fund....................              _______________

         Municipal Assets Fund.................              _______________

         Each shareholder of record on the record date is entitled to one vote for each share owned and a fractional vote for each fractional share owned on each matter presented for shareholder vote.

         If the accompanying proxy is executed and returned in time for the Meeting, the shares presented thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting. If no specification is made, the proxy will be voted FOR all enumerated proposals. Any shareholder submitting a proxy may revoke it at any time before it is exercised by submitting to the Funds, c/o Secretary, 2203 Grand Avenue, Des Moines, Iowa 50312-5338, a written notice of revocation or a subsequently executed proxy or by attending the meeting and electing to vote in person.

SHAREHOLDER AND BOARD APPROVAL

         The Agreement and Plan of Reorganization will not become effective unless approved by a majority of shares of each Fund. The New Advisory Agreement must be approved by each Fund by a "majority" vote, as defined in the 1940 Act and described in Proposal 2 above. Under Iowa law, abstentions do not constitute a vote "for" or "against" a matter and will be disregarded in determining the "votes cast" on an issue. Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular mater with respect to which the brokers or nominees do not have discretionary power) will be deemed to be abstentions. An abstention will have the same effect as casting a vote against the Reorganization.

         The vote of the shareholders of IMG Mutual Funds, Inc. is not being solicited in connection with the approval of the Plan since their approval or consent is not necessary for the completion of the Reorganization.

         As of the Record Date, all of the officers and Directors of the Funds beneficially owned, individually and as a group, less than 1% of the shares of the Funds. No person owned of record or beneficially 5% or more of the outstanding shares of either Fund as of November 30, 1997.

QUORUM

         In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve a particular proposal are not received, the persons named as proxies, or their substitutes, may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the particular proposal in favor of such adjournments, and will vote those proxies required to be voted AGAINST such proposal against any adjournment. Under the Bylaws of the Funds, a quorum is constituted by the presence in person or by proxy of the holders of more than 50% of the aggregate outstanding shares of the Portfolios entitled to vote at the Meeting. If a proxy is properly executed and returned and is marked with an abstention, the shares represented thereby will be considered to be present at the Meeting for the purpose of determining the existence of a quorum for the transaction of business.

          INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

         This combined Proxy Statement/Prospectus and the related Statement of Additional information do not contain all of the information set forth in the registration statements and the exhibits relating thereto which IMG Mutual Funds, Inc., Liquid Assets Fund and Municipal Assets Fund, respectively, have filed with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933 and the 1940 Act to which reference is hereby made. The SEC file number for the Acquired Funds Prospectus and the related Statement of Additional Information which are incorporated by reference herein is Registration No. 33-78054. The SEC file number for the IMGL and IMGM Prospectus and related Statement of Additional Information which are incorporated by reference herein is Registration No. 33-81998.

         IMG Mutual Funds, Inc., Liquid Assets Fund and Municipal Assets Fund are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith, file reports and other information with the SEC. Proxy material, reports, proxy and information statements, registration statements and other information can be inspected and copied at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such filings may also be available at the following SEC regional offices: Northwestern Atrium, 500 West Madison Street, Suite 1400, Chicago, IL 60661-2511; 7 World Trade Center, Suite 1300, New York, NY 10048 and 73 Tremont Street, Suite 600, Boston, MA 02108-3912. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates.

                                 OTHER BUSINESS

         The Funds' Board of Directors knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares in the Reorganization will be passed upon for IMG Mutual Funds, Inc. by Ober, Kaler, Grimes & Shriver, 120 E. Baltimore Street, Baltimore, Maryland 21202. Certain tax matters will be passed upon for Liquid Assets Fund and Municipal Assets Fund by Cline, Williams, Wright, Johnson & Oldfather, 1900 First Bank Building, 233 South 13th Street, Lincoln, Nebraska 68508. Cline, Williams, Wright, Johnson & Oldfather acts as legal counsel to IMG Mutual Funds, Inc., Investors Management Group, and other funds and entities managed by Investors Management Group.

                              SHAREHOLDER INQUIRIES

         Shareholder inquiries may be addressed to the Funds in writing at the address on the cover page of this combined Proxy Statement/Prospectus or by telephoning 800-795-1819.

                                      * * *
SHAREHOLDERS  WHO DO NOT EXPECT TO BE PRESENT AT THE  MEETING ARE  REQUESTED  TO
DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                                                       EXHIBIT A


                                    [FORM OF]

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT made as of the 30th day of October 1997, is made by and among the IMG Mutual Funds, Inc., a Maryland corporation (the "IMG Funds"), Liquid Assets Fund, Inc., an Iowa corporation ("LAF"), and Investors Management Group, an Iowa corporation ("IMG").

                                   WITNESSETH:

         WHEREAS the Board of Directors of the IMG Funds, and the Board of Directors of LAF, each an open-end management investment company, deem it advisable that the IMG Funds acquire all of the assets of LAF in exchange for the assumption by the IMG Funds of all of the liabilities of LAF and shares issued by the IMG Funds which are thereafter to be distributed by LAF pro rata to its shareholders in complete liquidation and termination of LAF and in exchange for all of LAF's outstanding shares with the intent that the transactions described herein shall qualify as a tax-free reorganization under
Section 368(a)(1)(C) of the Internal Revenue Code of 1986;

         NOW  THEREFORE,   in   consideration  of  the  mutual  promises  herein
contained, each of the parties hereto represents and warrants to, and agrees with each of the other parties as follows:

         1. The IMG Funds hereby represents and warrants to LAF that:

            (a) The IMG Funds is a corporation with transferable shares duly organized and validly existing under the laws of Maryland and has full power to own its properties and assets and to carry on its business as such business is now being conducted.

            (b) The IMG Funds' statement of assets and liabilities as of April 30, 1997, and the related statements of operations and changes in net assets for the fiscal year ended April 30, 1997, all as audited by KPMG Peat Marwick LLP, have been prepared in accordance with generally accepted accounting principles applied on a consistent basis. Such statement of assets and liabilities fairly presents the financial position and net assets of the IMG Funds as of such date and such statements of operations and changes in net assets fairly present the results of it operations for the period covered thereby;

            (c) There are no claims, actions, suits or proceedings pending or, to its knowledge, threatened against or affecting the IMG Funds or its properties or business or its right to issue and sell shares, or which would prevent or hinder consummation of the transactions contemplated hereby, and it is not charged with or, to the IMG Funds' knowledge, threatened with any charge or investigation of, any violation of any provision of any federal, state or local law or any administrative ruling or regulation relating to any aspect of its business or the issuance or sale of its shares;

            (d) The IMG Funds is not a party to or subject to any judgment or decree or order entered in any suit or proceeding brought by any governmental agency or by any other person enjoining it in respect of, or the effect of which is to prohibit, any business practice or the acquisition of any property or the conduct of business by it or the issuance or sale of its shares in any area;

            (e) The IMG Funds has filed all tax returns required to be filed, has no liability for any unpaid taxes and has made a proper election to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each of its taxable years. The IMG Funds has not committed any action or failed to perform any necessary action that would render invalid its election to be treated as a regulated investment company for any of its taxable years;

            (f) The authorization, execution and delivery of this Agreement on behalf of the IMG Funds does not, and the consummation of the transactions contemplated hereby will not violate, or conflict with any provision of the IMG Funds' Charter or By-Laws, or any provision of, or result in the acceleration of any obligation under, any mortgage, lien, lease, agreement, instrument, order, arbitration award, judgment or decree to which it is party or by which it or any of its assets is bound, or violate or conflict with any other material contractual or statutory restriction of any kind or character to which it is subject;

            (g) This Agreement has been duly authorized, executed, and delivered by the IMG Funds and constitutes a valid and binding agreement of the IMG Funds and all governmental and other approvals required for the IMG Funds to carry out the transactions contemplated hereunder have been or on or prior to the Closing Date (as herein defined) will have been obtained;

            (h) The IMG Funds is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The IMG Funds is currently in compliance with the 1940 Act and the rules of the Securities and Exchange Commission (the "Commission") promulgated thereunder. Neither the IMG Funds nor its affiliates has violated
Section 9 of the 1940 Act, is currently subject to an exemptive order of the Securities and Exchange Commission pursuant to Section 9(c) of the 1940 Act, or is currently subject to any current or threatened investigation or enforcement action by the Securities and Exchange Commission or any other federal or state authority which could result in a violation of Section 9(a) of the 1940 Act;

            (i) On the Closing Date, The IMG Funds will own its assets free and clear of all liens, claims, charges, options and encumbrances;

            (j) On the Closing Date, the IMG Funds will have registered shares of a new series named the Liquid Assets Fund series of the IMG Funds (or some other name) (the "Liquid Assets Fund"), and will have registered four classes of shares of such Liquid Assets Fund, the four classes of shares to be named the Class A shares, the Class B shares, the Class C shares and the Class D shares (or, with respect to each class, some other name), and shares of the Class A, Class B, Class C and Class D shares of the Liquid Assets Fund will represent interests in a portfolio of securities managed under investment objectives, policies and restrictions substantially identical to the Class A, Class B, Class C and Class D shares of LAF;

            (k) On the Closing Date, the shares of the Liquid Assets Fund to be delivered to LAF hereunder shall have been registered under the Securities Act of 1933, as amended (the "1933 Act") and duly authorized, and, when issued and delivered pursuant to this Agreement, will be validly issued, fully paid and nonassessable; and the IMG Funds will comply with all applicable laws in connection with the issuance of such shares and shall not be subject to a stop-order of the Commission in connection therewith; and

            (l) On the Closing Date, the shares of the Liquid Assets Fund to be delivered to LAF hereunder shall have been registered with the securities administrator of each state under whose securities law such registration is required.

         2. LAF hereby represents and warrants to the IMG Funds that:

            (a) LAF is a corporation with transferable shares duly organized and validly existing under the laws of Iowa and has full power to own its properties and assets and to carry on its business as such business is now being conducted.

            (b) LAF's statement of assets and liabilities as of June 30, 1997, and the related statements of operations and changes in net assets for the fiscal year ended June 30, 1997, all as audited by KPMG Peat Marwick LLP, have been prepared in accordance with generally accepted accounting principles applied on a consistent basis. Such statement of assets and liabilities fairly presents the financial position and net assets of LAF as of such date and such statements of operations and changes in net assets fairly present the results of it operations for the period covered thereby;

            (c) There are no claims, actions, suits or proceedings pending or, to its knowledge, threatened against or affecting LAF or its properties or business or its right to issue and sell shares, or which would prevent or hinder consummation of the transactions contemplated hereby, and it is not charged with or, to LAF's knowledge, threatened with any charge or investigation of, any violation of any provision of any federal, state or local law or any administrative ruling or regulation relating to any aspect of its business or the issuance or sale of its shares;

            (d) LAF is not a party to or subject to any judgment or decree or order entered in any suit or proceeding brought by any governmental agency or by any other person enjoining it in respect of, or the effect of which is to prohibit, any business practice or the acquisition of any property or the conduct of business by it or the issuance or sale of its shares in any area;

            (e) LAF has filed all tax returns required to be filed, has no liability for any unpaid taxes and has made a proper election to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each of its taxable years. LAF has not committed any action or failed to perform any necessary action that would render invalid its election to be treated as a regulated investment company for any of its taxable years;

            (f) The authorization, execution and delivery of this Agreement on behalf of LAF does not, and the consummation of the transactions contemplated hereby will not violate, or conflict with any provision of LAF's Articles of Incorporation or By-Laws, or any provision of, or result in the acceleration of any obligation under, any mortgage, lien, lease, agreement, instrument, order, arbitration award, judgment or decree to which it is party or by which it or any of its assets is bound, or violate or conflict with any other material contractual or statutory restriction of any kind or character to which it is subject;

            (g) This Agreement has been duly authorized, executed, and delivered by LAF and constitutes a valid and binding agreement of LAF and all governmental and other approvals required for LAF to carry out the transactions contemplated hereunder have been or on or prior to the Closing Date (as herein defined) will have been obtained;

            (h) On the Closing Date, LAF will own its assets free and clear of all liens, claims, charges, options and encumbrances and, except for the Management and Investment Advisory Agreement, Transfer Agent Agreement and Administrative Services Agreement with IMG, the Underwriting Agreement with IMG Financial Services, Inc., and the Custodial Agreement with AMCORE Investment Group, N.A., there will be no material contracts or agreements, other than this Agreement, outstanding to which LAF is a party or to which it is subject;

            (i) On the Closing Date, LAF will have full right, power and authority to sell, assign and deliver the assets to be sold, assigned, transferred and delivered to the IMG Funds hereunder, and upon delivery and payment for such assets, the IMG Funds will acquire good and marketable title thereto free and clear of all liens, claims, charges, options and encumbrances;

            (j) LAF will declare to shareholders of record on or prior to the Closing Date a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders all of its investment company taxable income, computed with regard to any deduction for dividends paid, and all of its net realized capital gains, if any, as of the Closing Date; and

            (k) LAF will, from time to time, as and when requested by the IMG Funds, execute and deliver or cause to be executed and delivered, all such assignments and other instruments, and will take and cause to be taken such further action, as the IMG Funds may deem necessary or desirable in order to vest in and confirm to the IMG Funds, title to and possession of all the assets of LAF to be sold, assigned, transferred and delivered hereunder and otherwise to carry out the intent and purpose of this Agreement.

         3. Based on the respective representations and warranties, subject to the terms and conditions contained herein, LAF agrees to transfer to the IMG Funds and the IMG Funds agrees to acquire from LAF, all the assets of LAF on the Closing Date and to assume from LAF all of the liabilities of LAF in exchange for the issuance of the number and class of shares of the Liquid Assets Fund provided in Section 4 which will be subsequently distributed pro rata to the shareholders of LAF in complete liquidation and termination of LAF and in exchange for all of LAF's outstanding shares as provided in Section 6. LAF shall not issue, sell or transfer any of its shares after the Closing Date, and only redemption requests received by LAF in proper form prior to the Closing Date shall be fulfilled by LAF. Redemption requests received by LAF thereafter shall be treated as requests for redemption of those shares of the Liquid Assets Fund allocable to the shareholder in question as provided in Section 6 of this Agreement.

         4. On the Closing Date, the IMG Funds will issue to LAF that number of full and fractional shares of the Class A, Class B, Class C and Class D shares of the Liquid Assets Fund as follows:

            (a) the IMG Funds will issue that number of Class A shares of the Liquid Assets Fund, taken at their net asset value on the Closing Date, having an aggregate net asset value equal to the aggregate value of the net assets of LAF that are allocable to the Class A shares of LAF;

            (b) the IMG Funds will issue that number of Class B shares of the Liquid Assets Fund, taken at their net asset value on the Closing Date, having an aggregate net asset value equal to the aggregate value of the net assets of LAF that are allocable to the Class B shares of LAF;

            (c) the IMG Funds will issue that number of Class C shares of the Liquid Assets Fund, taken at their net asset value on the Closing Date, having an aggregate net asset value equal to the aggregate value of the net assets of LAF that are allocable to the Class C shares of LAF; and

            (d) the IMG Funds will issue that number of Class D shares of the Liquid Assets Fund, taken at their net asset value on the Closing Date, having an aggregate net asset value equal to the aggregate value of the net assets of LAF that are allocable to the Class D shares of LAF.

         The aggregate value of the net assets of LAF allocable to the Class A, Class B, Class C and Class D shares of LAF, and the net asset value of the Class A, Class B, Class C and Class D shares of the Liquid Assets Fund shall be determined in accordance with the then current prospectuses for Class A, Class B, Class C and Class D shares of the Liquid Assets Fund as of 3:00 p.m. on the Closing Date.

         5. The closing of the transaction contemplated in this Agreement (the "Closing") shall be held at the offices of IMG, 2203 Grand Avenue, Des Moines, Iowa 50312-5338, or at such other place as the parties hereto may agree, at 3:00 p.m. Central Standard Time on December 31, 1997 or on such earlier or later date as the parties hereto may mutually agree. The date on which the Closing is to be held as provided in this Agreement shall be known as the "Closing Date".

         In the event that on the Closing Date (a) the New York Stock Exchange is closed for other than customary week-end and holiday closings or (b) trading on said Exchange is restricted or (c) as emergency exists as a result of which it is not reasonably practicable for the IMG Funds or LAF to fairly determine the value of its assets, the Closing Date shall be postponed until the first business day after the day on which trading shall have been fully resumed.

         6. As soon as practicable after the Closing Date, LAF shall distribute on a pro rata basis to (a) the Class A shareholders of record of LAF at the close of business on the Closing Date the Class A shares of the Liquid Assets Fund received by LAF at the Closing in exchange for all of the outstanding Class A shares of LAF; (b) the Class B shareholders of record of LAF at the close of business on the Closing Date the Class B shares of the Liquid Assets Fund received by LAF at the Closing in exchange for all of the outstanding Class B shares of LAF, (c) the Class C shareholders of record of LAF at the close of business on the Closing Date the Class C shares of the Liquid Assets Fund received by LAF at the Closing in exchange for all of the outstanding Class C shares of LAF; and (d) the Class D shareholders of record of LAF at the close of business on the Closing Date the Class D shares of the Liquid Assets Fund received by LAF at the Closing in exchange for all of the outstanding Class D shares of LAF. As soon as practicable thereafter, LAF shall be liquidated and dissolved in accordance with applicable law and its Articles of Incorporation.

         For purposes of the distribution of shares of the Liquid Assets Fund to shareholders of LAF, the IMG Funds shall credit on the books of the IMG Funds an appropriate number of shares of the appropriate class of the Liquid Assets Fund to the account of each shareholder of LAF whose shares are (a) not represented by certificates, upon the distribution of such shares by LAF and (b) represented by certificates, only upon surrender of such certificates. No certificates will be issued for shares, whether full or fractional, of any class of the Liquid Assets Fund. After the Closing Date, represented shares of LAF shall be deemed for all purposes of the IMG Funds' charter and By-Laws to evidence the appropriate number of shares of the appropriate class of the Liquid Assets Fund to be credited on the books of the IMG Funds in respect of such shares of LAF as provided above.

         7. Subsequent to the execution of this Agreement and prior to the Closing Date, LAF shall deliver to the IMG Funds a list setting forth the assets to be assigned, delivered and transferred to the IMG Funds, including the securities then owned by LAF and the respective federal income tax basis (on an identified cost basis) thereof, and the liabilities to be assumed by the IMG Funds pursuant to this Agreement.

         8. All of LAF's portfolio securities shall be delivered by LAF's custodian on the Closing Date to the IMG Funds or its custodian, either endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the practice of brokers or, if such securities are held in a securities depository within the meaning of Rule 17f-4 under the 1940 Act, transferred to an account in the name of the IMG Funds or its custodian with said depository. All cash to be delivered pursuant to this Agreement shall be wire transferred from LAF's account at its custodian to the IMG Funds' account at its custodian. If on the Closing Date LAF is unable to make good delivery pursuant to this Section 8 to the IMG Funds' custodian of any of LAF's portfolio securities because such securities have not yet been delivered to LAF's custodian by its broker or by the transfer agent for such securities, then the delivery requirement of this Section 8 with respect to such securities shall be waived, and LAF shall deliver to the IMG Funds' custodian on or by said Closing Date with respect to said undelivered securities executed copies of an agreement of assignment in a form satisfactory to the IMG Funds, and a due bill or due bills in form and substance satisfactory to the custodian, together with such other documents including brokers' confirmations, as may be reasonably required by the IMG Funds.

         9. The obligations of the IMG Funds under this Agreement shall be subject to receipt by the IMG Funds on or prior to the Closing Date of:

         (a) Copies of the resolutions adopted by the Board of Directors of LAF and its shareholders authorizing the execution of this Agreement by LAF and the transactions contemplated hereunder, certified by the Secretary or Assistant Secretary of LAF;

         (b) A certificate of the Secretary or Assistant Secretary of LAF as to the signatures and incumbency of its officers who executed this Agreement on behalf of LAF and any other documents delivered in connection with the transactions contemplated thereby on behalf of LAF;

         (c) A certificate of an appropriate officer of LAF as to the fulfillment of all agreements and conditions on its part to be fulfilled hereunder at or prior to the Closing Date and to the effect that the representations and warranties of LAF are true and correct in all material respects at and as of the Closing Date as if made at and as of such date; and

         (d) Such other documents, including an opinion of counsel, as IMG Funds may reasonably request to show fulfillment of the purposes and conditions of this Agreement.

         10. The obligations of LAF under this Agreement shall be subject to receipt by LAF on or prior to the Closing Date of:

         (a) Copies of the resolutions adopted by the Board of Directors of the IMG Funds authorizing the execution of this Agreement and the transactions contemplated hereunder, certified by the Secretary or Assistant Secretary of the IMG Funds;

         (b) A certificate of the Secretary or Assistant Secretary of the IMG Funds as to the signatures and incumbency of its officers who executed this Agreement on behalf of the IMG Funds and any other documents delivered in connection with the transactions contemplated thereby on behalf of the IMG Funds;

         (c) A certificate of an appropriate officer of the IMG Funds as to the fulfillment of all agreements and conditions on its part to be fulfilled hereunder at or prior to the Closing Date and to the effect that the representations and warranties of the IMG Funds are true and correct in all material respects at and as of the Closing Date as if made at and as of such date; and

         (d) Such other documents, including an opinion of counsel, as LAF may reasonably request to show fulfillment of the purposes and conditions of this Agreement.

         11. The obligations of the parties under this Agreement shall be subject to:

         (a) Any required approval, at a meeting duly called for the purpose, of the holders of the outstanding shares of LAF, of this Agreement and the transactions contemplated hereunder; and

         (b) The right to abandon and terminate this Agreement,  if either party
to  this  Agreement   believes  that  the   consummation  of  the   transactions
contemplated hereunder would not be in the best interests of its shareholders.

         12. Except as expressly provided otherwise in this Agreement, IMG will pay or cause to be paid all out-of-pocket fees and expenses incurred by LAF or the IMG Funds in connection with the transactions contemplated under this Agreement, including, but not limited to, accountants' fees, legal fees, registration fees, printing expenses, transfer taxes (if any) and the fees of banks and transfer agents. This obligation shall survive the termination or expiration of this Agreement regardless of the consummation of the transactions contemplated hereunder.

         13. This Agreement may be amended by an instrument executed by both the duly authorized officers of LAF and the IMG Funds at anytime, except that after approval by the shareholders of LAF no amendment may be made with respect to the Agreement which in the opinion of the Board of Directors of LAF materially adversely affects the interests of the shareholders of LAF. At any time either party hereto may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein.

         14. In addition to the right to terminate this  Agreement  described in
Section 11, this Agreement may be terminated and the plan described in the Agreement abandoned at any time prior to the Closing Date, whether before or after action thereon by the shareholders of LAF and notwithstanding favorable action by such shareholders, by mutual consent of the Board of Directors of the IMG Funds and the Board of Directors of LAF. This Agreement may also be terminated by action of the Board of Directors of the IMG Funds or the Board of Directors of LAF, if:

         (a) The plan described in the Agreement shall not have become effective by April 1, 1998 (hereinafter called the "Final Date") unless such Final Date shall have been changed by mutual agreement; or

         (b) Either LAF or the IMG Funds shall, at the Final Date, have failed to comply with any of its agreements contained herein; or

         (c) Prior to the Final Date any one or more of the conditions to the obligations of the IMG Funds or LAF contained in this Agreement shall not be fulfilled to the reasonable satisfaction of the IMG Funds and its counsel or LAF and its counsel or it shall become evident to the IMG Funds or LAF that any of such conditions are incapable of being fulfilled.

         15. This Agreement shall bind and inure to the benefit of the parties hereto and is not intended to confer upon any other person any rights or remedies hereunder.

         16. The parties hereto represent and warrant that they have not employed any broker, finder or intermediary in connection with this transaction who might be entitled to a finder's fee or other similar fee or commission.

         17. All prior or contemporaneous agreements and representations are hereby merged into this Agreement, which constitutes the entire contract between the parties hereto.

         18. This Agreement shall be governed by and construed in accordance with the laws of the State of Iowa.

         19. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more of the counterparts has been signed by all parties hereto.

         20. IMG shall indemnify, defend and hold harmless the IMG Funds, its officers, directors, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending claims or liabilities, whether or not resulting in any liability to the IMG Funds, its officers, directors, employees or agents, arising out of (1) breach by LAF of any warranty made by LAF herein or (2) any untrue statement or alleged untrue statement of a material fact contained in any prospectus or registration statement for LAF, as filed with the Securities and Exchange Commission or any state, or any amendment or supplement thereto, or any application prepared by or on behalf of LAF and filed with any state regulatory agency in order to register or qualify shares of LAF under the securities laws thereof, or in any information provided by LAF included in any registration statement filed by the IMG Funds with the Securities and Exchange Commission or any state or any amendment or supplement thereto; or which shall arise out of or be based upon any omission or alleged omission to state therein a material fact required to be stated in any such prospectus, registration statement or application necessary to make the statements therein not misleading. This indemnity provision shall survive the termination of this Agreement.

         21. The IMG Funds shall indemnify, defend and hold harmless LAF, its officers, trustees, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending claims or liabilities, whether or not resulting in any liability to LAF, its officers, trustees, employees or agents, arising out of any untrue statement or alleged untrue statement of a material fact contained in any prospectus or registration statement for the IMG Funds, as filed with the Securities and Exchange Commission or any state, or any amendment or supplement thereto, or any application prepared by or on behalf of the IMG Funds and filed with any state regulatory agency in order to register or qualify shares of the IMG Funds under the securities laws thereof; or which shall arise out of or be based upon any omission or alleged omission to state therein a material fact required to be stated in any such prospectus, registration statement or application necessary to make the statements therein not misleading; provided, however, the IMG Funds shall not be required to indemnify LAF, its officers, directors, employees and agents against any loss, claim, demand, liability or expense arising out of any information provided by LAF included in any registration statement filed by the IMG Funds with the Securities and Exchange Commission or any state, or any amendment or supplement thereto. This indemnity provision shall survive the termination of this Agreement.

         22. The execution of this Agreement has been authorized by the Board of Directors of the IMG Funds and by the Board of Directors of LAF.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed and attested by their officers thereunto duly authorized, as of the date first written above.

                                            IMG MUTUAL FUNDS, INC.

Attest
By:_____________________                    By:________________________
Title:______________________                Title:______________________

                                            LIQUID ASSETS FUND, INC.

Attest
By:________________________                 By:________________________
Title:______________________                Title:______________________

                                            INVESTORS MANAGEMENT GROUP



Attest
By:________________________                 By:_________________________
Title:______________________                Title:_______________________

                                TABLE OF CONTENTS

                                                                       Page

SYNOPSIS..........................................................

RISK FACTORS......................................................

PROPOSAL 1: AGREEMENT AND PLAN OF
REORGANIZATION....................................................

IMG MUTUAL FUNDS, INC.............................................

LIQUID ASSETS FUND AND
MUNICIPAL ASSETS FUND.............................................

PROPOSAL 2: APPROVAL OF INVESTMENT
ADVISORY AGREEMENT................................................

INFORMATION RELATING TO VOTING MATTERS............................

INFORMATION FILED WITH THE SECURITIES AND
EXCHANGE COMMISSION...............................................

OTHER BUSINESS....................................................

LEGAL MATTERS.....................................................

SHAREHOLDER INQUIRIES.............................................

EXHIBIT A--AGREEMENT AND
PLAN OF REORGANIZATION............................................

                               LIQUID ASSETS FUND

                         PROXY FOR A SPECIAL MEETING OF
                         SHAREHOLDERS, JANUARY 26, 1998

This Proxy is solicited on behalf of the Directors of the Fund

The undersigned hereby appoints ___________, _________________,, and __________________, and each of them separately, proxies, with power of substitution, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of Liquid Assets Fund on January 26, 1998, at 10:00 a.m., Central Standard Time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL 1 AND FOR PROPOSAL 2. IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE DIRECTORS RECOMMEND A VOTE FOR THE PROPOSALS ON THE REVERSE SIDE.

PLEASE VOTE AND SIGN ON OTHER SIDE AND RETURN PROMPTLY IN ENCLOSED ENVELOPE.

NOTE: Please sign exactly as name appears on this card. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such; if a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

CHANGE OF ADDRESS NOTIFICATION. Please use this form to inform us of any change in address or telephone number. Detach this form from the Proxy Ballot and return it with your executed Proxy in the enclosed envelope.

Has your address changed?


  1. Approval of the Agreement and Plan of Reorganization by and between the Fund and IMG Mutual Funds, Inc. providing for the transfer of all of the assets of the Fund to IMG Mutual Funds, Inc. in exchange for shares of IMG Mutual Funds, Inc. and the assumption by IMG Mutual Funds, Inc. of all of the liabilities of the Fund, followed by the dissolution and liquidation of the Fund and the distribution of shares of IMG Mutual Funds, Inc. to the shareholders of the Fund.

                       FOR         AGAINST        ABSTAIN
                      [    ]       [    ]         [    ]

  2. Approval of the New Investment Advisory Agreement between the Fund and Investors Management Group, Ltd ("IMG") following a change of ownership of IMG.

                       FOR         AGAINST        ABSTAIN
                      [    ]       [    ]         [    ]

          Please be sure to sign and date this Proxy:


          ------------------------------------
          Shareholder sign here


          ----------------------------------
          Co-owner sign here


          Dated: _____________________, 1998.

                              MUNICIPAL ASSETS FUND

                         PROXY FOR A SPECIAL MEETING OF
                         SHAREHOLDERS, JANUARY 26, 1998

          This Proxy is solicited on behalf of the Directors of the Fund

          The undersigned hereby appoints ___________, _________________,, and __________________, and each of them separately, proxies, with power of substitution, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of Municipal Assets Fund on January 26, 1998, at 10:00 a.m., Central Standard Time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

          THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL 1 AND FOR PROPOSAL 2. IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE DIRECTORS RECOMMEND A VOTE FOR THE PROPOSALS ON THE REVERSE SIDE.

PLEASE VOTE AND SIGN ON OTHER SIDE AND RETURN PROMPTLY IN ENCLOSED ENVELOPE.

          NOTE: Pleas sign exactly as name appears on this card. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such; if a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

          CHANGE OF ADDRESS NOTIFICATION. Please use this form to inform us of any change in address or telephone number. Detach this form from the Proxy Ballot and return it with your executed Proxy in the enclosed envelope.

Has your address changed?


  1. Approval of the Agreement and Plan of Reorganization by and between the Fund and IMG Mutual Funds, Inc. providing for the transfer of all of the assets of the Fund to IMG Mutual Funds, Inc. in exchange for shares of IMG Mutual Funds, Inc. and the assumption by IMG Mutual Funds, Inc. of all of the liabilities of the Fund, followed by the dissolution and liquidation of the Fund and the distribution of shares of IMG Mutual Funds, Inc. to the shareholders of the Fund.

                    FOR           AGAINST          ABSTAIN
                   [    ]         [    ]           [    ]


  2. Approval of the New Investment Advisory Agreement between the Fund and Investors Management Group, Ltd ("IMG") following a change of ownership of IMG.

                    FOR           AGAINST          ABSTAIN
                   [    ]         [    ]           [    ]

          Please be sure to sign and date this Proxy:


          ------------------------------------
          Shareholder sign here


          ----------------------------------
          Co-owner sign here


          Dated: _____________________, 1998.

                               LIQUID ASSETS FUND
                              MUNICIPAL ASSETS FUND

                       STATEMENT OF ADDITIONAL INFORMATION


     This Statement of Additional Information contains or incorporates information which may be of interest to investors but which is not included in the combined Proxy Statement/Prospectus (the "Prospectus") of IMG Mutual Funds, Inc. dated January 5, 1998, relating to the transfer of assets from Liquid Assets Fund and Municipal Assets Fund (the "Acquired Funds)" to corresponding portfolios of IMG Mutual Funds, Inc. The Statement of Additional Information for the Acquired Funds dated September 30, 1997 and the Statement of Additional Information for IMG Mutual Funds, Inc. dated ____________, 1998, have been filed with the Securities and Exchange Commission and are incorporated herein by reference. This Statement is not a Prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus. A copy of the ___________, 1998 Prospectus may be obtained, without charge, by writing IMG Mutual Funds, Inc., 2203 Grand Avenue, Des Moines, Iowa 50312-5338 or by calling 800-298-1819.

     The date of this Statement of Additional Information is January 5, 1998.

                                     PART C
                                OTHER INFORMATION

Item 15. INDEMNIFICATION

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Registrant is against public policy as expressed in the Act and, therefore, may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Section 2-418 of the Maryland General Corporation Law permits the Registrant to indemnify directors and officers. In addition, Section 2-405.1 sets forth the standard of care for directors and Section 2-405.2 allows the Registrant to include in the Charter provisions further limiting the liability of the directors and officers in certain circumstances. Article ELEVENTH of the Articles of Incorporation included herewith as Exhibit 1(a) (the "Articles") limits the liability of any director or officer of the Registrant arising out of a breach of fiduciary duty, subject to the limits of the Investment Company Act of 1940 (the "1940 Act"). Article TWELFTH of the Articles and Article VII of the Bylaws, included herewith as Exhibit (2), makes mandatory the indemnification of any person made or threatened to be made a party to any action by reason of the facts that such person is or was a director, officer or employee, subject to the limits otherwise imposed by law or by the 1940 Act.

         In addition, Paragraph 7 of the Advisory Agreement included herewith as
Exhibit 5(b)(1), and Article III of the Distribution Agreement, included herewith as Exhibit 6(a), provide that Investors Management Group ("IMG") and IMG Financial Services, Inc. ("IFS"), shall not be liable to the Registrant for any error, judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management provided by IMG or for any distribution services provided by IFS to the Registrant for the performance of the duties under such agreements, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligation and duties under such agreements. In addition,
Article IV of the Distribution Agreement and Paragraph 8 of the Transfer Agent, Dividend Disbursing Agent and Shareholder Servicing Agent Agreement, included herewith as Exhibit 5(a)(f), further indemnify IFS and IMG against certain liabilities arising out of the performance of such agreements.

EXHIBITS

  Exhibit No.                          Description
  -----------                          -----------


  1.(a)                                Articles of Incorporation,
                                       incorporated  by  reference to the Fund's
                                       N1-A Registration Statement, filed
                                       December 14, 1994

    (b)                                Amendment to Articles of Incorporation
                                       to be filed by amendment

    (c)                                Form of Articles Supplementary to be
                                       filed by amendment

  2. Bylaws, incorporated by reference to the Fund's N1-A Registration Statement, filed December 14, 1994

  4. Form of Agreement and Plan of Reorganization (included as Exhibit "A" to Proxy Statement/Prospectus

  5. Form of Investment Advisory Agreement incorporated by reference to P.E. Amendment No. 7 to the Fund's N1-A Registration Statement filed
                                       November 7, 1997

  6. Form of Distribution Agreement incorporated by reference to P.E. Amendment No. 7 to the Fund's N1-A Registration Statement filed
                                       November 7, 1997

  8. Form of Custodial Agreement incorporated by reference to P.E. Amendment No. 7 to the Fund's N1-A Registration Statement filed
                                       November 7, 1997

  10.(a) Distribution Plan incorporated by reference to P.E. Amendment No. 7 to the Fund's N1-A Registration Statement filed November 7, 1997

     (b) Amended 18f3 Plan incorporated by reference to Post-Effective Amendment No. 8 to the Fund's N1-A Registration Statement filed November 7, 1997

  11. Opinion and Consent of Messrs. Ober, Kaler, Grimes & Schriver to be filed by amendment

  12. Tax opinion of Cline, Williams, Wright, Johnson & Oldfather (to be included as Exhibit "C" to Proxy Statement/ Prospectus) to be filed by amendment

  14.                                  Consent of KPMG Peat Marwick LLP

  16.                                  Power of Attorney


UNDERTAKINGS

         (1) The undersigned Company agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Company agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) Prior to commencing the continuous public offering of shares of the fund, Registrant hereby undertakes to fill a post-effective amendment to its Form N-14 Registration Statement, using financial statements which need not be certified, to reflect the consummation of the transactions described in the Prospectus/Information Statement under the caption "Capitalization."

                         CONSENT OF INDEPENDENT AUDITORS



We hereby consent to the inclusion in the Registration Statement on Form N-14 of IMG Mutual Funds, Inc., of our report dated July 25, 1997, relating to our audit of the financial statements and financial highlights of Liquid Assets Fund and Municipal Assets Fund appearing in the Annual Report to Shareholders dated June 30, 1997. The above-mentioned Annual Report to Shareholders of Liquid Assets Fund and Municipal Assets Fund is incorporated by reference into the Proxy Statement/Prospectus and Statement of Additional Information which constitutes part of this Registration Statement.




KPMG Peat Marwick LLP

Des Moines, Iowa
November 26, 1997

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Des Moines, State of Iowa, on the 26th day of November, 1997.


                                  IMG MUTUAL FUNDS, INC.

                                  By _/s/__Mark A. McClurg________________
                                  Mark A. McClurg, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the date indicated.

           Signature                  Title


_/s/__David W. Miles________  Director
           David W.  Miles

_/s/__Mark A. McClurg_______  President, Principal
           Mark A. McClurg    Executive Officer,
                              Principal Financial and
                              Accounting Officer and
                              Director
                              __________________________
                                                        |
_/s/__Johnny Danos__________  Director                   > _/s/_David W. Miles__
           Johnny Danos                                 |  by David W. Miles
                                                        |  Attorney in Fact
_/s/__David Lundquist_______  Chairman & Director       |  November 26, 1997
           David Lundquist                              |
                                                        |
_/s/__Debra Johnson_________  Director                  |
           Debra Johnson                                |
                                                        |
_/s/__Edward Stanek_________  Director                  |
           Edward Stanek                                |
                              __________________________|